WARRANT LIABILITY (Tables)	12 Months Ended
Sep. 30, 2013
Warrant Liability [Abstract]
Schedule of details of Series A, B and C Warrants allowing Crede to purchase the shares of Common Stock
Securities Issued	Initial Purchase Agreement		Second Purchase Agreement
	Shares issued	Price per share	Shares issued	Price per share
Series A Warrants	10,752,688	$0.2232	10,695,187	$0.2431
Series B Warrants	29,569,862	$0.2232	29,411,764	$0.2431
Series C Warrants	26,881,720	$0.2232	26,737,967	$0.2431